ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 533,481		¥ 3,571,745	¥ 1,180,787			$ 77,347
Accounts and notes receivables, net	691,324		827,631				100,237
Prepayments and other current assets	777,842		1,172,472				112,773
Amounts due from related parties	76,368		125,198				11,072
Inventories	16,480		25,622				2,389
Total current assets	3,262,942		6,843,550				473,081
Non-current assets:
Non-current deposits	50,767		92,866				7,361
Operating lease right-of-use assets	1,743,798		1,899,522				252,827
Property and equipment, net	784,732		762,642				113,775
Intangible assets, net	75,553		55,684				10,954
Long-term investments	156,859		219,171				22,742
Other non-current assets	75,666		111,640				10,971
Restricted cash	1,545,605		1,069,244	333,313			224,092
Total non-current assets	4,527,303		4,500,333				656,398
Total assets	7,790,245		11,343,883				1,129,479
Current liabilities:
Accounts and notes payable	1,430,004		1,353,150				207,331
Accrued expenses and other liabilities	1,145,654		1,591,639				166,103
Customer advances and deposits and deferred revenue	277,737		298,353				40,268
Operating lease liabilities	544,262		518,248				78,911
Financing lease liabilities	11,873		1,851				1,721
Amounts due to Group companies	1,315		2,763				191
Short - term bank loans	183,270		530,495		¥ 137,000	$ 19,863	26,572
Total current liabilities	4,197,647		5,851,850				608,601
Financing lease liabilities	26,024		2,121				3,772
Long-term bank loan	928,894		769,767				134,677
Other non-current liabilities	18,752		24,261				2,719
Total non-current liabilities	2,788,852		3,275,169				404,345
Total liabilities	6,986,499		9,127,019				1,012,946
Total revenue	7,744,072	$ 1,122,785	11,425,836	10,528,234
Net loss from continuing operations	(1,464,827)	(212,378)	(1,263,861)	(1,028,434)
Net income/(loss) from discontinued operations	(38,464)	(5,577)	1,473,489	(1,022,790)
Net cash (used in) generated from continuing operating activities	(1,051,662)	(152,478)	(891,135)	70,527
Net cash generated from (used in) discontinued operating activities	(66,174)	(9,594)	(1,912,826)	(301,762)
Net cash used in continuing investing activities	150,756	21,858	4,990,734	268,475
Net cash used in discontinued investing activities			(448,016)	(1,141,408)
Net cash (used in) generated from continuing financing activities	(1,948,367)	(282,487)	(237,922)	1,558,713
Net cash generated from discontinued financing activities			(337,838)	(10,529)
Exchange rate effect on cash, cash equivalents and restricted cash	77,722	$ 11,269	(55,970)	¥ (192,110)
Consolidated VIEs
Current assets:
Cash and cash equivalents	6,562		135,864				951
Accounts and notes receivables, net	41,357		113,700				5,996
Prepayments and other current assets	33,064		38,172				4,794
Amounts due from related parties	233,032		156,699				33,786
Inventories	44		11				6
Total current assets	314,059		444,446				45,533
Non-current assets:
Operating lease right-of-use assets			188
Property and equipment, net	128,672		85,199				18,656
Intangible assets, net			52
Restricted cash	1,474						214
Total non-current assets	130,146		85,439				18,870
Total assets	444,205		529,885				64,403
Current liabilities:
Accounts and notes payable	22,379		60,669				3,246
Accrued expenses and other liabilities	20,390		17,294				2,954
Customer advances and deposits and deferred revenue			341
Operating lease liabilities	376		880				55
Financing lease liabilities	10,383						1,505
Amounts due to Group companies	393,834		455,925				57,101
Short - term bank loans	110,142		120,500				15,969
Total current liabilities	557,504		655,609				80,830
Financing lease liabilities	24,702						3,581
Other non-current liabilities	438						64
Total non-current liabilities	25,140						3,645
Total liabilities	¥ 582,644		¥ 655,609				$ 84,475
Percentage of revenue contribution by VIE	5.00%	5.00%	27.00%	21.00%
Total revenue	¥ 380,358	$ 55,147	¥ 19,603,406	¥ 22,483,438
Net loss from continuing operations	(12,182)	(1,766)	(104,999)	(20,634)
Net income/(loss) from discontinued operations			(1,936,791)	(915,208)
Net cash (used in) generated from continuing operating activities	152,483	22,110	(266,070)	93,624
Net cash generated from (used in) discontinued operating activities			(1,938,454)	(158,772)
Net cash used in continuing investing activities	(28,269)	(4,099)	(349,795)	(25,455)
Net cash used in discontinued investing activities			(448,016)	(1,141,564)
Net cash (used in) generated from continuing financing activities	(252,218)	(36,568)	242,350	(22,701)
Net cash generated from discontinued financing activities			2,136,199	944,847
Exchange rate effect on cash, cash equivalents and restricted cash	176	26	(18)
Consolidated VIEs | Continuing operations
Current liabilities:
Total revenue	¥ 380,358	$ 55,147	3,116,599	2,242,830
Consolidated VIEs | Discontinued operations
Current liabilities:
Total revenue			¥ 16,486,807	¥ 20,240,608